CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (DETAILS 2)		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Customer A [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Accounts Receivable Percentage	[1]	38.30%	36.90%	33.00%
Customer B [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Accounts Receivable Percentage	[2]	13.10%	0.00%	0.00%
Customer C [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Accounts Receivable Percentage	[2]	9.30%	0.00%	0.00%
Customer D [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Accounts Receivable Percentage	[1]	0.00%	0.00%	12.00%
Customer E [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Accounts Receivable Percentage	[1]	0.00%	0.00%	11.70%

[1]	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
[2]	Sales to this customer were reported in the Electric OEM operating segment.